Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Entity Registrant Name	dei_EntityRegistrantName	Ark ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001579982
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2016
Prospectus Date	rr_ProspectusDate	Dec. 31, 2015
ARK Innovation ETF (Prospectus Summary) | ARK Innovation ETF | ARK Innovation ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKK
ARK Genomic Revolution Multi-Sector ETF (Prospectus Summary) | ARK Genomic Revolution Multi-Sector ETF | ARK Genomic Revolution Multi-Sector ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKG
ARK Industrial Innovation ETF (Prospectus Summary) | ARK Industrial Innovation ETF | ARK Industrial Innovation ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKQ
ARK Web x.0 ETF (Prospectus Summary) | ARK Web x.0 ETF | ARK Web x.0 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKW